Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash	$ 221,233	$ 87,918
Accounts receivable	475,763	21,302
Inventories	546,494	370,968
Prepaid expenses	75,260	46,907
Current portion of loan receivable - related party	4,984	4,885
Total Current Assets	1,323,734	531,980
Property and equipment, net of accumulated depreciation of $8,789 and $2,577	954,423	858,536
Other Assets
Loan receivable, net of current portion - related party	190,597	193,114
Intangible assets, net of accumulated amortization of $16,292 and $8,309	1,030,950	1,031,228
Total Other Assets	1,221,547	1,224,342
Total Assets	3,499,704	2,614,858
Current Liabilities
Accounts payable	471,192	189,483
Accrued liabilities	235,654	20,392
Total Current Liabilities	706,846	209,875
Contingencies	0	0
Preferred Stock, 1,000,000 shares authorized, $0.001 par value, none issued	0	0
Common Stock, 100,000,000 shares authorized, $0.00001 par value 35,017,235 and 31,011,667 issued and outstanding, respectively	350	310
Additional Paid In Capital	5,144,361	3,403,543
Subscription	160,000	120,000
Deficit	(2,511,853)	(1,118,870)
Total Stockholders' Equity (Deficit)	2,792,858	2,404,983
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,499,704	$ 2,614,858